Income and other taxes - Reconciliation of effective tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income before income taxes	$ 280,086	$ 285,611
Deduct earnings of associate	(38,335)	(99,466)
Income (loss) before income taxes after deduction of earnings of associate	$ 241,751	$ 186,145
Canadian statutory tax rate	24.50%	24.50%
Income tax expense calculated at Canadian statutory tax rate	$ (59,229)	$ (45,606)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	14,268	27,260
Utilization of unrecognized loss carryforwards and temporary differences	6,482	7,381
Impact of tax rate changes	34	(5,828)
Impact of foreign exchange	1,650	5,287
Other business taxes	2,791	(13,943)
Impact of items not taxable for tax purposes	4,555	2,373
Adjustments to prior years including resolution for certain outstanding audits	(340)	21,658
Other	(52)	(71)
Total income tax expense	$ (29,841)	$ (1,489)